Patents (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2019 – remaining six months	$ 2,268
2020	1,809	$ 1,809
2021	1,809	1,809
2022 and thereafter	3,616	1,829
Total	$ 9,502	$ 11,792	$ 16,328